STOCK PURCHASE WARRANTS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Purchase Warrants
Number of Shares		14,854,035
Weighted Average Exercise Price	$ .67	$ 0.68	$ 0.68
Weighted Average Remaining Contract Life	5 years 3 months	5 years 10 months 13 days
Warrant 1 [Member]
Stock Purchase Warrants
Exercise Price		$ 0.50
Number of Shares		2,109,724
Weighted Average Exercise Price		$ 0.50
Warrant 2 [Member]
Stock Purchase Warrants
Exercise Price		$ 0.83
Number of Shares		2,379,046
Weighted Average Exercise Price		$ 0.83
Warrant 3 [Member]
Stock Purchase Warrants
Exercise Price		$ 0.84
Number of Shares		20,000
Weighted Average Exercise Price		$ 0.84
Warrant 4 [Member]
Stock Purchase Warrants
Exercise Price		$ 0.85
Number of Shares		281,912
Weighted Average Exercise Price		$ 0.85
Warrant 6 [Member]
Stock Purchase Warrants
Exercise Price		$ 0.95
Number of Shares		165,417
Weighted Average Exercise Price		$ 0.95
Warrant 7 [Member]
Stock Purchase Warrants
Exercise Price		$ 1.00
Number of Shares		3,311,252
Weighted Average Exercise Price		$ 1.00
Warrant 8 [Member]
Stock Purchase Warrants
Exercise Price		1.33
Weighted Average Exercise Price		$ 1.33
Warrant [Member]
Stock Purchase Warrants
Equity Warrants	3,160,137
Number of Shares	16,214,840
Weighted Average Exercise Price	$ .50
Warrant [Member] | Warrant 1 [Member]
Stock Purchase Warrants
Exercise Price	$ .35
Derivative Warrants	8,676,408
Weighted Average Exercise Price	$ .35
Weighted Average Remaining Contract Life	3 years 3 months 4 days
Warrant [Member] | Warrant 2 [Member]
Stock Purchase Warrants
Exercise Price	$ 0.50
Derivative Warrants	4,378,295
Weighted Average Exercise Price	$ .50
Weighted Average Remaining Contract Life	4 years 9 months 25 days
Warrant [Member] | Derivative Liability Warrant Total [Member]
Stock Purchase Warrants
Weighted Average Remaining Contract Life	3 years 7 months 9 days
Warrant [Member] | Warrant 3 [Member]
Stock Purchase Warrants
Exercise Price	$ 0.83
Equity Warrants	2,108,500
Weighted Average Exercise Price	$ 0.83
Weighted Average Remaining Contract Life	3 years 18 days
Warrant [Member] | Warrant 4 [Member]
Stock Purchase Warrants
Exercise Price	$ 0.84
Equity Warrants	20,000
Weighted Average Exercise Price	$ 0.84
Weighted Average Remaining Contract Life	10 months 2 days
Warrant [Member] | Warrant 5 [Member]
Stock Purchase Warrants
Exercise Price	$ 0.85
Equity Warrants	281,912
Weighted Average Exercise Price	$ 0.85
Weighted Average Remaining Contract Life	1 year 9 months 26 days
Warrant [Member] | Warrant 6 [Member]
Stock Purchase Warrants
Exercise Price	$ 0.95
Equity Warrants	20,000
Weighted Average Exercise Price	$ 0.95
Weighted Average Remaining Contract Life	1 year 4 days
Warrant [Member] | Warrant 7 [Member]
Stock Purchase Warrants
Exercise Price	$ 1.00
Equity Warrants	165,417
Weighted Average Exercise Price	$ 1.00
Weighted Average Remaining Contract Life	3 years 4 months 17 days
Warrant [Member] | Warrant 8 [Member]
Stock Purchase Warrants
Exercise Price	$ 1.33
Equity Warrants	564,308
Weighted Average Exercise Price	$ 1.33
Weighted Average Remaining Contract Life	2 months 16 days
Warrant [Member] | Equity Warrant Total [Member]
Stock Purchase Warrants
Weighted Average Exercise Price	$ .93
Weighted Average Remaining Contract Life	2 years 1 month 13 days
Derivative Warrant [Member]
Stock Purchase Warrants
Exercise Price	$ .40
Derivative Warrants	13,054,703
Number of Shares		8,676,408
Weighted Average Exercise Price	$ .40	$ 0.52
Weighted Average Remaining Contract Life	2 years 29 days